Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Sentage Holdings Inc.
Entity Central Index Key	0001810467
Entity File Number	001-40580
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	501, Platinum Tower 233 Taicang Road
Entity Address, Address Line Two	HuangPu
Entity Address, City or Town	Shanghai City
Entity Address, Country	CN
Entity Address, Postal Zip Code	200001
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.005 per share
Trading Symbol	SNTG
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,805,325
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Qiaoling Lu
Contact Personnel Email Address	qllu@sentageholdings.com
Entity Address, Address Line One	501, Platinum Tower 233 Taicang Road
Entity Address, Address Line Two	HuangPu
Entity Address, City or Town	Shanghai City
Entity Address, Country	CN
Entity Address, Postal Zip Code	200001
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	21 5386 0209